CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, allowance for doubtful accounts		$ 16,108,520	$ 18,195,382
Accounts payable		1,523,084	803,275
Accrued payroll and welfare expenses		32,786,706	30,628,336
Income tax payable		56,690,976	58,029,858
Other tax payable		20,056,387	12,675,205
Amounts due to related parties		4,406,777	3,477,193
Advances from customers		34,245,744	26,872,685
Lease liabilities, current	[1]	5,189,251
Accrued marketing and advertising expenses		49,830,475	14,895,973
Other current liabilities		32,783,691	12,998,663
Deferred tax liabilities		11,741,607	$ 14,779,770
Lease liabilities, non-current	[1]	$ 22,866,163
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001
Common stock, shares authorized		1,000,000,000	1,000,000,000
Common stock, shares issued		135,812,719	135,763,962
Common stock, shares outstanding		135,812,719	135,763,962
Consolidated VIEs without recourse
Accounts payable		$ 1,034,281	$ 225,700
Accrued payroll and welfare expenses		29,839,798	23,622,869
Income tax payable		25,617,526	25,597,112
Other tax payable		19,150,299	11,730,876
Amounts due to related parties		3,263,567	3,862,779
Advances from customers		33,854,579	26,576,831
Lease liabilities, current		5,128,021	0
Accrued marketing and advertising expenses		46,724,846	9,439,740
Other current liabilities		28,394,803	10,338,171
Deferred tax liabilities		89,943	275,223
Lease liabilities, non-current		$ 22,795,137	$ 0

[1]	Refer to Note 2 for details on the adoption of ASU 2016-02, Leases (Topic 842), which requires lessees to recognize a right-of-use asset and lease liability on their balance sheet for all leases with a term of more than 12 months. The Group adopted this ASU on January 1, 2019 using the modified retrospective approach and the financial statements for the comparative period has not been restated.